ORDINARY SHARES	12 Months Ended
Dec. 31, 2022
Ordinary Share Abstract
ORDINARY SHARES

14. ORDINARY SHARES

The Group’s Amended and Restated Memorandum of Association authorizes the Group to issue 4,600,000,000 ordinary shares with a par value of approximately US$0.00001 per share. As of December 31, 2021, and December 31, 2022, the Group had a total of 231,323,675 and 235,466,660 Class A and B ordinary shares issued and outstanding, respectively.

In August 2019, the Company completed its initial public offering and issued 8,085,000 ADSs (representing 404,250 Class A ordinary shares). The net proceeds raised from the initial public offering and from exercising the over-allotment option by the underwriters were RMB463,065, net of issuance cost of RMB31,776. Upon the completion of the initial public offering, the 9,759,550 ordinary shares outstanding were classified into Class A and Class B ordinary shares, of which 128,228,600 shares were designated to Class A ordinary shares and 66,962,400 shares were designated to Class B ordinary shares. Holders of Class A ordinary shares and Class B ordinary shares have the same rights except for voting and conversion rights. Each Class A ordinary share is entitled to one vote, and each Class B ordinary share is entitled to five votes and is convertible into one Class A ordinary share at the option of the holder.

In 2021, the Company newly issued 20,927,739 Class A ordinary shares to three investors through private placements and received approximately RMB199,199,000 in net proceeds in relation to an investment of up to an aggregate of RMB212.8 million.

In 2022, the Company did not issue any shares, the Company exercised 4,142,985 Class A ordinary shares to management.

Class A ordinary shares—The Group is authorized to issue 460,000,000 Class A ordinary shares with a par value of $0.00001 per share. As of December 31, 2021, and December 31, 2022, there were 170,161,275 and 174,304,260 Class A ordinary shares outstanding, respectively.

Class B ordinary shares—The Company is authorized to issue 200,000,000 Class B ordinary shares with a par value of $0.00001 per share. As of December 31, 2021, and 2022, there were 61,162,400 Class B ordinary shares outstanding.

Others—The Company is authorized to issue an additional 200,000,000 shares of such class or classes (however designated) as the board of directors may determine with a par value of $0.00001 per share. As of December 31, 2021, and 2022, no such share were authorized issued or outstanding.

In January 2023, 9F Inc. completed an ADS ratio change from one ADS representing one ordinary share to one ADS representing twenty ordinary shares. The ADS ratio change did not result in any change in the par value or number of outstanding ordinary shares of 9F Inc.